Employee expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee expenses [Abstract]
Employee Expenses
	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Salary and related expenses	10,025	7,219	4,337
Social security costs	840	690	382
Share based compensation expense	1,171	2,291	1,671
	12,036	10,200	6,390